LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	9 Months Ended
Sep. 30, 2023
Long Term Prepayments Deposits And Other Assets [Abstract]
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
6.	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
Long-term prepayments, deposits and other assets consisted of the following:

	September 30, 2023	December 31, 2022
Other long-term assets	$18,399	$16,824
Less: accumulated amortization	(8,728)	(4,309)

Other long-term assets, net	9,671	12,515
Long-term prepayments	6,332	29,250
Advance payments and deposits for acquisition of property and equipment	1,002	1,645
Other deposits and other	4,917	4,582
Deferred financing costs, net	292	333

Long-term prepayments, deposits and other assets	$22,214	$48,325

The amortization expenses of other long-term assets recognized for the nine
months ended September 30, 2023 and 2022 were $4,439 and $7,288, respectively.